Shareholders’ Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Shareholders’ Equity (Deficit)	Shareholders’ Equity (Deficit)
The Company is authorized to issue 12,417,500,000 ordinary shares with par value of $0.000004 per share. Each holder of the Company's ordinary shares is entitled to one vote per share. As of March 31, 2022, there were 129,005,167 of the Company's ordinary shares issued and outstanding. Holders of the Company's ordinary shares do not have cumulative voting rights. Additionally, the Company has 14,074,986 warrants outstanding as of March 31, 2022. See Note 8, Warrants for additional information.
Each holder of the Company's ordinary shares is entitled to the payment of dividends and other distributions as may be declared by the Board from time to time out of the Company’s assets or funds legally available for dividends or other distributions. The Company has not declared or paid any dividends with respect to its ordinary shares for the periods presented.
If the Company is involved in voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs, or a similar event, each holder of the Company ordinary shares will participate pro rata in all assets remaining after payment of liabilities, subject to prior distribution rights of the Company preferred shares, if any, then outstanding.
Equity Line of Credit
In October 2021, the Company entered into an equity line of credit arrangement (“ELOC”) with Lincoln Park Capital Fund, LLC, an Illinois limited liability company ("LPCF"). The ELOC is a private placement with registration rights, providing LPCF the ability to purchase up to 7.8 million of the Company's ordinary shares for $50.0 million over 24 months. Proceeds from the sale of shares will go towards the Company to be used for working capital.No amounts were drawn against the ELOC during any of the periods presented.	Shareholders’ Equity (Deficit)
The Company is authorized to issue 12,417,500,000 ordinary shares with par value of $0.000004 per share. Each holder of the Company's ordinary shares is entitled to one vote per share. As of December 31, 2021, there were 127,860,639 of the Company's ordinary shares issued and outstanding. Holders of the Company's ordinary shares do not have cumulative voting rights. Additionally, the Company has 14,074,986 warrants outstanding as of December 31, 2021. See Note 8, Warrants for additional information.
Each holder of the Company's ordinary shares is entitled to the payment of dividends and other distributions as may be declared by the Board from time to time out of the Company’s assets or funds legally available for dividends or other distributions. The Company has not declared or paid any dividends with respect to its ordinary shares for the periods presented.
If the Company is involved in voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs, or a similar event, each holder of the Company ordinary shares will participate pro rata in all assets remaining after payment of liabilities, subject to prior distribution rights of the Company preferred shares, if any, then outstanding.
Equity Line of Credit
In October 2021, the Company entered into an equity line of credit arrangement (“ELOC”) with Lincoln Park Capital Fund, LLC, an Illinois limited liability company ("LPCF"). The ELOC is a private placement with registration rights, providing LPCF the ability to purchase up to 7.8 million of the Company's ordinary shares for $50.0 million over 24 months. Proceeds from the sale of shares will go towards the Company to be used for working capital.
No amounts were drawn against the ELOC during any of the periods presented.